Share Based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Based Payments [Line Items]
Percentage of share compensation arrangements	10.00%
Stock option term	10 years
Share-based expenses (in Dollars)	$ 10,054,830
Amortization of the share-based compensation (in Dollars)	$ 2,785,614	$ 1,167,109
Top of range [member]
Share Based Payments [Line Items]
Term	4 years
Bottom of range [member]
Share Based Payments [Line Items]
Term	2 years
Vesting [Member]
Share Based Payments [Line Items]
Term	5 years
Vesting [Member] | Top of range [member]
Share Based Payments [Line Items]
Term	6 months
Vesting [Member] | Bottom of range [member]
Share Based Payments [Line Items]
Term	3 months